Basis of Presentation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (10,133,019)	$ (16,868,711)
Net cash used in operating activities	(14,516,690)	(13,332,927)
Working capital	500,000
Accumulated deficit	(80,333,164)	(70,200,145)
Cash and cash equivalents	$ 1,699,971	$ 7,812,259